Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of shares of common stock reserved for issuance

The Company has reserved the following shares of common stock for issuance as of December 31, 2019:

Warrants to purchase common stock	331,193
Options:
Outstanding under the 2012 Equity Incentive Plan	15,881,406
Outstanding under the 2001 Equity Incentive Plan	315
Available for future grants under the 2012 Equity Incentive Plan	3,050,799
Shares reserved under the 2019 LPC Purchase Agreement	14,500,000
Total common stock reserved for future issuance	33,763,713

Summary of stock option activity

A summary of stock option activity for the three months ended March 31, 2020 under all of the Company’s options plans is as follows:

	Options	Weighted Average Exercise Price
Outstanding at January 1, 2020	15,881,721	$0.95
Granted	1,223,033	0.40
Exercised	-	-
Cancelled (forfeited)	-	-
Cancelled (expired)	(105)	11.68
Outstanding at March 31, 2020	17,104,649	$0.91

The following table summarizes stock option activity for the years ended December 31, 2019 and 2018:

	Number of Shares	Weighted Average Exercise Price (per share)(1)	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($000's) (2)
Outstanding at January 1, 2018	2,448,383	$4.15
Granted	13,575,038	0.66
Cancelled (forfeited)	(572,935)	3.20
Cancelled (expired)	(41,129)	37.82
Outstanding at December 31, 2018	15,409,357	0.95
Granted	1,470,957	0.78
Exercised	(488,625)	0.67
Cancelled (forfeited)	(509,923)	0.62
Cancelled (expired)	(45)	9.68
Outstanding at December 31, 2019	15,881,721	$0.95	8.2	$49

Options vested and expected to vest	15,827,723	$0.95	8.2	$49
Exercisable	13,661,670	$0.99	8.0	$22

(1)	The weighted average price per share is determined using exercise price per share for stock options.

(2)	The aggregate intrinsic value is calculated as the difference between the exercise price of the option and the fair value of the Company’s common stock for in-the-money options at December 31, 2019.

Schedule of stock options outstanding and exercisable by exercise price

The stock options outstanding and exercisable by exercise price at December 31, 2019 are as follows:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life In Years	Weighted- Average Exercise Price Per Share	Number of Shares	Weighted- Average Exercise Price Per Share
$0.33 - $0.67	13,442,367	8.28	$0.65	11,533,358	$0.66
$0.84 - $1.30	755,080	9.15	$1.09	445,705	$0.94
$1.91 - $3.30	370,000	7.10	$2.97	368,333	$2.97
$3.38 - $3.38	1,263,022	6.71	$3.38	1,263,022	$3.38
$3.40 - $4.72	50,625	6.77	$3.40	50,625	$3.40
$8.24 - $17.36	315	1.02	$12.94	315	$12.94
$42.88 - $48.00	312	3.76	$45.17	312	$45.17
	15,881,721	8.17	$0.95	13,661,670	$0.99

Schedule of fair value-based measurement of stock options granted under the entity's stock plans estimated using Black-Scholes model

The Company valued the options granted using the Black-Scholes options pricing model and the following weighted-average assumption terms for the three months ended March 31, 2020:

Three months ended March 31, 2020
Exercise price	$0.38 - $0.40
Market value	$0.38 - $0.40
Expected term	5 years
Expected volatility	95%
Risk-free interest rate	1.47% - 1.57%
Expected dividend yield	0%

The fair value- based measurement of stock options granted under the Company’s stock plans was estimated at the date of grant using the Black-Scholes model with the following assumptions:

	Year Ended December 31,
	2019	2018
Expected term	5 - 6 years	5 - 6 years
Expected volatility	96% - 99%	93% - 97%
Risk-free interest rate	1.74% - 2.59%	2.7% - 2.8%
Expected dividend yield	0%	0%

Schedule of total stock-based compensation expense recognized

The Company recorded stock-based compensation expense in the Condensed Consolidated Statements of Operations as follows:

	Three months ended March 31,
	2020	2019
General and administrative	$211	$697
Research and development	54	-
Total stock-based compensation	$265	$697

Total expense for stock option grants recognized was as follows:

	Year ended December 31,
	2019	2018
General and administrative	$1,928	$4,611
Research and development	97	201
Total stock-based compensation	$2,025	$4,812